Income Tax Expense - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting profit before tax	¥ 971,864	$ 150,180	¥ 1,033,319	¥ 1,181,067
Computed tax expense at 15% (2019: 15%, 2018: 15%)	145,780	22,527	154,998	177,160
Adjustments resulting from:
Non-deductible expenses	9,188	1,420	3,982	5,146
Tax-exempt income	(601)	(93)	(6,171)	(3,634)
Utilization of deferred tax benefits previously not recognized	(1,996)	(308)	(5,076)	(5,518)
Deferred tax benefits not recognized	6,097	942	6,613	2,183
Tax credits for research and development expense	(26,329)	(4,068)	(31,863)	(22,407)
Tax rate differential	24,251	3,747	26,223	24,437
Over provision in respect of previous years	(259)	(39)	(6,985)	(729)
Withholding tax expense	36,332	5,614	30,898	30,029
Others	75	11
Consolidated income tax expense reported in the statement of profit or loss	¥ 192,538	$ 29,753	¥ 172,619	¥ 206,667